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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended MARCH 31, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

CREDIT SUISSE FIRST BOSTON, A SWISS BANK
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

UETLIBERGSTRASSE 231, PO BOX 900, CH 8070 ZURICH, SWITZERLAND
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

THIS FORM IS BEING FILED BY CREDIT SUISSE ASSET MANAGEMENT, LLC, ON BEHALF OF CREDIT SUISSE FIRST BOSTON, A SUISSE BANK ("CSFB BANK"), AND ITS SUBSIDIARIES IDENTIFIED ON THIS REPORT. THE ULTIMATE PARENT COMPANY OF CSFB BANK IS CREDIT SUISSE GROUP.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

AJAY MEHRA           DIRECTOR & DEPUTY GENERAL COUNSEL             212-875-3837
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                             s/s AJAY MEHRA, CREDIT SUISSE ASSET MANAGEMENT, LLC
                             ---------------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

                             NEW YORK, NEW YORK                     MAY 12, 2005
                             ---------------------------------------------------
                                         (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1. 28-2205       CREDIT SUISSE FIRST BOSTON, INC.
   ------------- ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:  __________

Form 13F Information Table Value Total: $__________
                                        (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1. 28-3702       Credit Suisse Asset Management, LLC
   ------------- ---------------------------------------------------------------
2.               Credit Suisse Asset Management (Australia) Limited
   ------------- ---------------------------------------------------------------
4.               Credit Suisse Asset Management Fund Holding (Luxembourg) SA
   ------------- ---------------------------------------------------------------
5.               Credit Suisse Asset Management Limited [London]
   ------------- ---------------------------------------------------------------
6.               Credit Suisse Asset Management Funds (UK) Limited
   ------------- ---------------------------------------------------------------
7.               Credit Suisse Asset Management SIM S.p.A
   ------------- ---------------------------------------------------------------
8.               Credit Suisse Asset Management Funds S.p.A S.G.R.
   ------------- ---------------------------------------------------------------
9.               Credit Suisse Asset Management Gestion
   ------------- ---------------------------------------------------------------
10.              Credit Suisse Asset Management International Holding
   ------------- ---------------------------------------------------------------
11.              Credit Suisse Asset Management Investicni Spolecnost a.s.
   ------------- ---------------------------------------------------------------
12.              Credit Suisse Asset Management Kapitalanlagegesellschaft mbH
   ------------- ---------------------------------------------------------------
13.              Credit Suisse Asset Management Limited [Tokyo]
   ------------- ---------------------------------------------------------------
14.              Credit Suisse Trust and Banking Co., Ltd.
   ------------- ---------------------------------------------------------------
15.              Winthrop Trust Company
   ------------- ---------------------------------------------------------------
19.              Credit Suisse
   ------------- ---------------------------------------------------------------
20.              Credit Suisse First Boston Employee Pension
   ------------- ---------------------------------------------------------------
21.              Credit Suisse First Boston Foundation Trust
   ------------- ---------------------------------------------------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2   ITEM 3    ITEM 4         ITEM 5          ITEM 6       ITEM 7            ITEM 8
------                             --------  ------   --------  ------------------  ----------    --------  ------------------------

                                   TITLE OF            VALUE    SHARES/   SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
